Inventories - Cost of equipment and handsets (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost of equipment and handsets
Inventories at the beginning of the year	$ (1,332)	$ (2,279)	$ (794)
Plus:
Equipment acquisitions	(7,416)	(5,491)	(6,233)
SAC deferred costs (Note 3.j)	80	130	93
Decreases net of allowance of obsolescence	20	49	25
Handsets lent to customers at no cost	56	54	32
Decreases not charged to cost of equipment	7	17	3
Less:
Inventories at the end of the year	1,901	1,332	2,279
Cost of equipments and handsets	$ (6,684)	$ (6,188)	$ (4,595)